Recently Issued and Adopted Accounting Pronouncements (Details Narrative) $ in Millions	Jun. 30, 2026 USD ($)
Accounting Standards Update and Change in Accounting Principle [Abstract]
Common equity held by non-affiliates threshold value	$ 700